Disposal of Guazi and conversion of Guazi Convertible Note	12 Months Ended
Dec. 31, 2018
Guazi [Member]
Disposal of Guazi and conversion of Guazi Convertible Note
6.	Disposal of Guazi and conversion of Guazi Convertible Note

As part of the acquired Ganji business, Guazi was engaged in the business of operating an online consumer to consumer (“C2C”) platform for trading used cars and providing relevant services. In 2017, Guazi was renamed to Che Hao Duo.

On December 31, 2015, the following transactions were completed pursuant to a share purchase agreement among the Company, the entities of
Guazi and Mr. Haoyong Yang, ex-founder and ex-chief executive officer of Ganji (the “
Guazi Purchaser”):

•	The Company transferred 54.4% ownership interests in Guazi to the Guazi Purchaser in return for cash proceeds of RMB324.7 million (US$50.0 million).

•
The Company concurrently used the proceeds of RMB324.7 million (US$50.0 million) to invest in a RMB324.7 million (US$50.0 million) non-interest bearing Guazi Convertible Note. The Guazi Convertible Note is convertible into preference shares of Guazi to be issued in Guazi’s subsequent round of financing at the same price paid by other investors.

•
The Company retained 45.6% ownership interest in Guazi by purchasing 38.8 million Series A convertible and redeemable preference shares of Guazi (the “Series A Guazi Shares”) at the par value of the shares.

The negotiation and execution of the transactions mentioned above were not dependent with the acquisition of Ganji.

As a result of this transaction, the Group was able to reduce pressures on cash flows and profitability and better focus on its core classifieds business. In addition, a more independent Guazi is expected to grow its business faster with support from new investors. The Company lost control over Guazi on December 31, 2015, and derecognized the assets and liabilities, including allocated goodwill attributable to Guazi, which amounted to
RMB180.4
million, and recognized the investment in Series A Guazi Shares at fair value of
RMB348.6
million, the investment in Guazi Convertible Note at fair value of
RMB307.2
million, a gain on disposal of Guazi of RMB472.2 million on December 31, 2015.

The Series A Guazi Shares and the Guazi Convertible Note were considered as the consideration received by the Company in return for the disposal of Guazi. The Company assessed the fair values of the Series A Guazi Shares and Guazi Convertible Note on the disposal date with the assistance of a third-party independent valuation specialist. The fair values were based on significant inputs not observable in the market, and thus represented Level 3 measurements.

Subsequently, the investment in Series A Guazi Shares was accounted for under cost method, and measurement alternative after the Group adopted ASU 2016-01 since January 1, 2018, as the shares held by the Company were not considered in-substance common stock and the shares do not have readily determinable fair value. The Company also determined that the host contract of Series A Guazi Shares is equity in nature and there was no embedded derivative that needs to be separately accounted for in accordance with ASC 815-15-25-1.

The Company accounted for its investment in Guazi Convertible Note under ASC 310 which was carried at amortized cost using effective interest rate method and presented it as a long-term prepayment for additional shares of Guazi upon note conversion as of December 31, 2015.

In March 2016, the Company converted the entire amount of Guazi Convertible Note into 62.5 million Guazi Series B1 preference shares (“Guazi Series B1 Shares”) based on a conversion price of
US$0.80 per share. Upon the conversion, the Company recognized a loss of RMB84.2 million in others, net in its consolidated statement of comprehensive income/(loss), which resulted from different liquidation preferences and participating rights among the sub classes of Guazi Series B preference shares, although the conversion price was the same as the issuance price paid by other Series B preference share investors of Guazi. The different liquidation preferences and participating rights among the sub classes of Guazi Series B preference shares were resulted from negotiation between the Company and various investors during Guazi Series B round of financing which commenced and completed in the first quarter of 2016.

The Guazi Series B1 Shares was measured at fair value of RMB239.5 million on the date of conversion with the assistance of a third-party independent valuation specialist. The fair value was based on significant inputs not observable in the market, and thus represented Level 3 measurements. As of December 31, 2018, the investment in
Guazi Series B1 Shares was accounted for using measurement alternative as the shares invested by the Group were not considered as in-substance common stock and the shares did not have readily determinable fair value or quoted market price. In 2017, the Group sold certain number of Series A Guazi Shares and recognized the difference between the cash proceeds received and the carrying value of the Series A
Guazi Shares disposed as investment income amounted to RMB300.1 million. As of December 31, 2018, the Group held 19.1% equity interests in Che Hao Duo on fully diluted basis.